Change in accounting policy (Detail) - Impact to Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Statement Line Items [Line Items]
Deferred income taxes	$ 196,121	$ 129,360
Non-controlling interest	149,347
Previously Reported [Member]
Statement Line Items [Line Items]
Exploration and evaluation	651,062	600,381	$ 36,191
Mineral properties, net book value	34,844	34,670	37,988
Plant and equipment, net book value	268,995
From2017-01-01to2017-12-31		329,947
Deferred income taxes	(57,759)
From2017-01-01to2017-12-31		(63,988)
Non-controlling interest	(165,686)
Net decrease in equity		(180,370)
Adjustment [Member]
Statement Line Items [Line Items]
Exploration and evaluation	(102,702)	(53,050)	(30,991)
Mineral properties, net book value	(18,546)	(17,884)	(23,145)
Plant and equipment, net book value	598
From2017-01-01to2017-12-31	(120,650)	(70,336)	(54,136)
Deferred income taxes	25,037
From2017-01-01to2017-12-31	25,037	21,888	20,572
Non-controlling interest	16,339
Net decrease in equity	(79,274)	(34,164)	(20,138)
Restated [Member]
Statement Line Items [Line Items]
Exploration and evaluation	548,360	547,331	5,200
Mineral properties, net book value	16,298	16,786	14,843
Plant and equipment, net book value	269,593
Deferred income taxes	(32,722)
Non-controlling interest	$ (149,347)	$ 166,086	$ 146,953